Intangible assets (Tables)	12 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of intangible assets
	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Goodwill	1,635	17,697	18,269
Other intangible assets	13,600	24,478	21,308
Total	15,235	42,175	39,577

Schedule of goodwill

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
As at July 1	17,697	18,269	25,794
Reclassification to held for sale assets	-	-	(5,289)
Impairment losses	(16,124)	-	-
Foreign exchange	62	(572)	(2,236)
Carrying value	1,635	17,697	18,269

Schedule of carrying amounts of goodwill cash generating unit

	Year Ended June 30
(US dollars in thousands)	2024	2023	2022
Aevitas O Holdings Limited (allocated to the Critical Power Services segment)	-	6,946	7,222
VivoPower Pty Ltd (allocated to the Solar Development segment)	-	9,091	9,451
Tembo (allocated to the Electric Vehicle segment)	1,635	1,660	1,595
Total	1,635	17,697	18,269

Schedule of other intangible assets

(US dollars in thousands)	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other Intangible Assets	Total Intangible Assets
Cost
At June 30, 2021	5,781	3,028	4,484	11,744	513	169	25,719
Foreign exchange	(542)	(271)	(376)	-	(63)	(13)	(1,265)
Additions	-	-	-	878	3,355	19	4,252
Disposals	-	(9)	-	-	-	-	(9)
Reclass to Assets held for sale	(2,687)	(1,385)	-	-	-	-	(4,072)
At June 30, 2022	2,552	1,363	4,108	12,622	3,805	175	24,625
Foreign exchange	4	(25)	(157)	-	302	(1)	123
Additions	-	-	-	103	3,725	29	3,857
Disposals	-	-	-	(47)	-	-	(47)
At June 30, 2023	2,556	1,338	3,951	12,678	7,832	203	28,558
Foreign exchange	(9)	1	25	-	(112)	-	(95)
Additions	-	-	-	13	3,966	-	3,979
At June 30, 2024	2,547	1,339	3,976	12,691	11,686	203	32,442

Amortization and Impairment	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2021	2,158	855	1,368	-	18	169	4,568
Foreign exchange	(208)	(79)	(115)	-	(2)	(13)	(417)
Amortization	405	181	274	-	-	-	860
Disposals	-	-	-	-	-	-	-
Reclass to Assets held for sale	(1,232)	(462)	-	-	-	-	(1,694)
At June 30, 2022	1,123	495	1,527	-	16	156	3,317
Foreign exchange	(1)	(8)	(61)	-	2	-	(68)
Amortization	385	137	266	-	43	-	831
Disposals	-	-	-	-	-	-	-
At June 30, 2023	1,507	624	1,732	-	61	156	4,080
Foreign exchange	(6)	(1)	19	-	(3)	-	9
Amortization and impairment	680	626	2,225	11,188	34	-	14,753
At June 30, 2024	2,181	1,249	3,976	11,188	92	156	18,842

Net book value	Customer Relationships	Trade Names	Favorable Supply Contracts	Solar Projects	Product Development	Other	Total
At June 30, 2022	1,429	868	2,581	12,622	3,789	19	21,308
At June 30, 2023	1,049	714	2,219	12,678	7,771	47	24,478
At June 30, 2024	366	90	-	1,503	11,594	47	13,600